Long-Term Employee Benefit Liabilities - Schedule of Company's Defined Benefit Pension Plans (Parenthetical) (Detail)	Dec. 31, 2026	Dec. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Asset allocation of defined benefit pension plans		100.00%
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	100.00%
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation of defined benefit pension plans		65.00%
Fixed Income Securities [Member] | Minimum [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	60.00%
Fixed Income Securities [Member] | Maximum [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	85.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation of defined benefit pension plans		28.00%
Equity Securities [Member] | Minimum [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	14.00%
Equity Securities [Member] | Maximum [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	45.00%
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation of defined benefit pension plans		7.00%
Cash and Cash Equivalents [Member] | Minimum [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	0.00%
Cash and Cash Equivalents [Member] | Maximum [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	10.00%